DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of analysis of single amount of discontinued operations
Operating results of the discontinued operation for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2025	2024	2023
Revenues	$—	$—	$3,506
Direct operating costs	—	—	(3,087)
General and administrative expenses	—	—	(176)
Interest expense, net	—	—	(246)
Equity accounted income (loss), net	—	—	1
Impairment expense, net	—	—	(3)
Gain on acquisitions/dispositions, net	—	—	3,916
Other income (expenses), net	—	—	(115)
Income (loss) before income tax	—	—	3,796
Current and deferred taxes	—	—	16
Net income (loss) from discontinued operations	$—	$—	$3,812
Net income (loss) attributable to Brookfield Business Partners for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2025	2024	2023
Net income (loss) from continuing operations attributable to:
Brookfield Business Partners	$(875)	$(888)	$(533)
Non-controlling interests	(126)	(1,039)	(450)
Total	$(1,001)	$(1,927)	$(983)
Net income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$—	$—	$1,052
Non-controlling interests	—	—	2,760
Total	$—	$—	$3,812
Comprehensive income (loss) attributable to Brookfield Business Partners for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2025	2024	2023
Comprehensive income (loss) from continuing operations attributable to:
Brookfield Business Partners	$(869)	$(945)	$(531)
Non-controlling interests	(142)	(1,173)	(454)
Total	$(1,011)	$(2,118)	$(985)
Comprehensive income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$—	$—	$1,044
Non-controlling interests	—	—	2,739
Total	$—	$—	$3,783
The net cash flows attributable to the operating, investing and financing activities of the discontinued operation for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2025	2024	2023
Operating cash flows	$—	$—	$(57)
Financing cash flows	—	—	(3,116)
Investing cash flows	—	—	3,839
Net cash flows	$—	$—	$666